STOCKHOLDER'S EQUITY (Details) (USD $)	0 Months Ended			6 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended						3 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended
	Feb. 03, 2014	Dec. 19, 2013	Dec. 18, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 05, 2014 Founder [Member] Bio-Tech Medical Software [Member]	Jun. 05, 2014 Founder [Member] MedVend Holdings LLC [Member]	Nov. 30, 2011 Series A Preferred Stock [Member] Stock Issued to Founder and Shareholder [Member]	Oct. 31, 2012 Series A Preferred Stock [Member] Stock Issued to Shareholder [Member]	Jan. 31, 2013 Series A Preferred Stock [Member] Stock Issued to Founder [Member]	Jun. 30, 2014 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Mar. 31, 2014 Common Stock Issuance [Member]	Mar. 31, 2014 Common Stock Issuance [Member]	Dec. 31, 2013 Stock Issued for Cash [Member]	Mar. 22, 2013 Vaporfection International Inc. [Member]	Mar. 22, 2013 Vaporfection International Inc. [Member]	Dec. 31, 2013 Vaporfection International Inc. [Member]
STOCKHOLDER'S EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues										6,000,000						485,830		1,079,303
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.001		$ 0.001	$ 0.001			$ 0.001			$ 0.001	$ 0.001	$ 0.001
Convertible Preferred Stock, Terms of Conversion										converted to common stock at a ratio of 1 (one) share of Series A Preferred Stock to 5 (five) shares of common stock
Stock Repurchased During Period, Shares								30,000	30,000		3,000,000
Stock Repurchased and Retired During Period, Shares											3,000,000	3,000,000
Preferred Stock, Shares Outstanding				3,000,000		3,000,000	6,000,000						3,000,000	3,000,000	6,000,000
Legal Fees (in Dollars)								$ 4,800	$ 4,800
Stock Repurchased During Period, Value (in Dollars)								604,800	604,800
Treasury Stock, Shares				60,000
Sale of Stock, Price Per Share (in Dollars per share)																	$ 5.00	$ 5.35
Proceeds from Issuance of Common Stock (in Dollars)				$ 2,442,859	$ 2,537,015	$ 4,486,541	$ 858,415										$ 2,427,859	$ 4,486,541
Dividends Payable, Nature		declared a 1:1 common stock dividend on each share of outstanding common stock
Common Stock Dividends, Shares	14,762,875
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																			260,854	260,854	1,285,553
Stockholders' Equity Note, Stock Split		two-for-one	two-for-one